Financial Risk Management and Fair Values of Financial Instruments - Disclosure Of Detailed Information About Reconciliation Of Changes In Allowance For Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments Explanatory (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Prior Year	¥ (1)	¥ 164
Current Year	(3)	(1)
Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	158	159
Accrual	7	2
Reversal	(29)	(3)
Current Year	136	158
Stage One Twelve Month Expected Credit Losses [Member] | Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	1	2
Accrual	2	2
Reversal	0	(3)
Current Year	3	1
Stage Two Lifetime ECLs (not credit-impaired) [Member] | Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	9	9
Accrual	5	0
Reversal	0	0
Current Year	14	9
Stage Three Lifetime ECLs (credit-impaired) [Member] | Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	148	148
Accrual	0	0
Reversal	(29)	0
Current Year	¥ 119	¥ 148